Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 97.92%
Global / International Equity Funds — 24.50%
Delaware Ivy VIP International Core EquityClass II	837,635	$12,782,312
Delaware VIP Global Value EquityClass II	1,376,250	6,688,575
		19,470,887
Taxable Fixed Income Funds — 24.27%
Delaware Ivy VIP Corporate BondClass II	2,333,606	10,781,258
Delaware Ivy VIP High IncomeClass I	131,432	382,467
Delaware Ivy VIP Limited-Term BondClass II	1,745,946	8,118,651
		19,282,376
US Equity Funds — 49.15%
Delaware Ivy VIP Core EquityClass II	850,673	10,386,719
Delaware Ivy VIP GrowthClass II	1,232,756	11,082,479
Delaware Ivy VIP Mid Cap GrowthClass I	408,142	4,350,796
Delaware Ivy VIP Small Cap GrowthClass I	125,441	829,164
Delaware Ivy VIP Smid Cap CoreClass II	211,958	2,431,154
Delaware Ivy VIP ValueClass II	1,773,963	9,969,673
		39,049,985
Total Affiliated Mutual Funds (cost $96,792,783)		77,803,248

	Number of shares	Value (US $)

Short-Term Investments — 1.97%
Money Market Mutual Funds — 1.97%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	390,964	$ 390,964
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	390,964	390,964
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	390,964	390,964
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	390,964	390,964
Total Short-Term Investments (cost $1,563,856)		1,563,856

Total Value of Securities—99.89% (cost $98,356,639)		79,367,104
Receivables and Other Assets Net of Liabilities—0.11%★		88,324
Net Assets Applicable to 15,865,341 Shares Outstanding—100.00%		$79,455,428
★	Includes $228,400 cash collateral held at broker for futures contracts as of March 31, 2023.
The following futures contracts were outstanding at March 31, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(2)	E-Mini Russell 2000 Index	$(181,350)	$(184,270)	6/16/23	$2,920	$—	$(3,340)
(15)	E-Mini S&P 500 Index	(3,103,313)	(2,966,210)	6/16/23	—	(137,103)	(43,313)
Total Futures Contracts			$(3,150,480)		$2,920	$(137,103)	$(46,653)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio's net assets.
NQ-IV043 [3/23] 5/23 (2912891)    1

Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility   (Unaudited)
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
2    NQ-IV043 [3/23] 5/23 (2912891)